MORGAN STANLEY VARIABLE INVESTMENT SERIES

522 Fifth Avenue

New York, NY 10036

January 16, 2013

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C.  20549

Attn:	Ashley Vroman-Lee

Re:	Morgan Stanley Variable Investment Series
Securities Act File No. 333-184681
Registration Statement on Form N-14

Dear Ms. Vroman-Lee:

On behalf of Morgan Stanley Variable Investment Series, a Massachusetts business trust (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended, is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to a proposed Agreement and Plan of Reorganization, pursuant to which substantially all of the assets and liabilities of the Aggressive Equity Portfolio will be transferred to the Multi Cap Growth Portfolio, both series of the Registrant, in exchange for shares of beneficial interest of the Multi Cap Growth Portfolio.

No fees are required in connection with this filing.  Should you have any questions regarding the Registration Statement or the foregoing matters, please do not hesitate to contact me at 212.296.6988 (tel) or 212.507.3954 (fax) or Kristin M. Hester of Dechert LLP at 212.649.8796 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Mary E. Mullin
Mary E. Mullin
Secretary

Enclosures

cc: Stefanie V. Chang Yu